Capital disclosures - Ratio of Net Debt to Fund Flows Operations (Details) $ in Thousands	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Capital disclosures
Long-term debt	$ 963,456		$ 914,015	$ 1,081,351
Adjusted working capital (1)	(3,426)		(164,552)
Current liabilities	610,590	$ 14,235	696,074
Current assets	(582,326)	$ (49,905)	(823,514)
Net debt	$ 966,882		$ 1,078,567
Ratio of net debt to four quarter trailing fund flows from operations	0.8		0.9